Promissory Notes (Details) - Schedule of promissory notes - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	$ 2,446,253	$ 2,010,148	$ 1,648,800
GN Note 1 [Member]
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	1,148,800	1,148,800	1,148,800
GN Note 2 [Member]
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	500,000	500,000	500,000
AMC Note [Member]
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	100,000	100,000
SolarMax Notes 1 [Member]
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	261,348	261,348
SolarMax Notes 2 [Member]
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	212,022
SolarMax Notes 3 [Member]
Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Promissory notes, Total	$ 224,083